Risk management and financial instruments - Derivative Financial Instruments (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	May 11, 2018
Derivatives, Fair Value [Line Items]
Outstanding principal	$ 5,240,000,000
Other Assets
Derivatives, Fair Value [Line Items]
Derivative financial instruments	1,000,000	$ 3,000,000
Other Assets | Interest rate cap
Derivatives, Fair Value [Line Items]
Outstanding principal	4,500,000,000
Derivative asset	$ 1,000,000	$ 3,000,000
LIBOR cap | Interest rate cap
Derivatives, Fair Value [Line Items]
Applicable rate			2.87%